Significant Accounting Policies (Details)	Dec. 31, 2025 USD ($) $ / shares shares
Significant Accounting Policies (Details) [Line Items]
Cash	$ 560,813
Cash held in trust account	205,642,100
Cash, FDIC insured amount	$ 250,000
Class B Ordinary Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Public Rights [Member]
Significant Accounting Policies (Details) [Line Items]
Diluted net income (loss) per share (in Shares) | shares	2,012,500
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Diluted net income (loss) per share (in Shares) | shares	59,225